COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

11. COMMITMENTS AND CONTINGENCIES

Issuance of option to consultant and officer

On September 1, 2023, the Company entered into an agreement with a consultant. Under the agreement, the Company was obligated to issue 100,000 options. Both the Company and the consultant have agreed to delay issuance of these options until an Offering price has been established as part of an initial public offering or other public offering ("Offering Price").

The agreement also calls for 150,000 contingent Options, subject to future approval by the Board of Directors, with an exercise price equal to the Offering Price.

On August 12, 2025, the Company granted 100,000 restricted stock units (note 8), with a fair value of $359,000, to the consultant in satisfaction of the original obligation to issue 100,000 options.

On January 1, 2024, the Company entered into an agreement with the Chief Financial Officer (the "CFO"). Under the agreement, the Company was obligated to issue 100,000 options. Both the Company and the CFO have agreed to delay issuance of these options until an Offering price has been established as part of an initial public offering or other public offering ("Offering Price").

The agreement also calls for 150,000 contingent Options, subject to future approval by the Board of Directors, with an exercise price equal to the Offering Price.

On August 12, 2025, the Company granted 750,000 restricted stock units (note 8), with a fair value of $2,692,500, to the CFO in satisfaction of the all obligations of issuance of the 250,000 options.

Midland Economic Development Agreement

On October 7, 2024, the Company entered into an economic development agreement (the "Economic Development Agreement") with Midland Development Corporation ("MDC"), whereby MDC has agreed to provide certain incentives to the Company for (i) expansion of its business operations to the Midland International Air & Space Port ("KMAF"), (ii) creation and retention of primary jobs within the corporate limits of the City of Midland, and (iii) relocation of certain capital assets and equipment at the Midland International Air & Space Port. In connection with the Economic Development Agreement, the Company has a commitment to enter into certain temporary, short-term, and long-term hangar leases at KMAF, and the MDC would provide reimbursements of lease payments until a long-term hangar lease is being entered into. For the year ended December 31, 2025, the Company incurred short-term rent expenses of $112,000 and relocation costs of $51,723 in relation to the Economic Development Agreement.

For the year ended December 31, 2025, the Company is entitled to grant income related to reimbursement of these costs of $163,723. As of December 31, 2025 and December 31, 2024, the Company had a grant payable of $354,967 and $0, respectively.

Aerovision Aircraft Acquisition Agreement

On October 31, 2024, the Company entered into an aircraft acquisition agreement ("Aircraft Agreement") with Aerovision LLC ("Aerovision"), pursuant to which the Company agreed to purchase from Aerovision various used aircrafts and associated spare equipment (the "Aircraft Transactions") in phases. The subject aircraft for acquisition pursuant to the Aircraft Agreement are: (i) twelve F-4 Phantom II aircraft, (ii) one MD-83 with U.S. Federal Aviation Administration ("FAA") Registration N572AA, and (iii) one DC-9 with FAA Registration N932NA. The twelve F-4 Phantom II aircraft have recently been decommissioned by the Republic of Korea Air Force, and will have to be registered with the FAA after they are imported into the United States from South Korea.

The Aircraft Agreement requires an initial deposit advance in the amount of $5,000,000 to be made no later than ten business days from the signing of the Aircraft Agreement, which has been paid from funds received from the Company's Regulation A Tier 2 Offering. The payment of the deposit is considered to constitute "Phase 1" under the Aircraft Agreement. Phase 2 will involve the payment of an additional $5,000,000 for the acquisition of eight of the twelve F-4 Phantom II aircraft. Such payment is due no later than December 15, 2024. Phase 3 will involve the payment of an additional $5,000,000 for the acquisition of the final four F-4 Phantom II aircraft. Such payment is due no later than March 15, 2025. Phase 4 shall involve the payment of an additional $5,000,000 for the acquisition of the MD-83 aircraft with FAA Registration N572AA, and the DC-9 aircraft with FAA Registration N932NA. The parties are to use their reasonable best efforts to complete Phase 4 by April 15, 2025. This agreement has subsequently been amended.

On January 28, 2025, the Company and Aerovision verbally agreed to amend the Aircraft Agreement regarding the Aircraft Transactions, pursuant to which: (i) the Company may elect not to proceed with Phase 3 and/or Phase 4; (ii) the initial deposit advance of $5,000,000 is broken down into two payments of $2,500,000 each, with the first payment to be made on or before January 31, 2025 (which has been paid on January 24, 2025), and the second payment to be made within 10 days of Aerovision executing a binding agreement to acquire a minimum of eight F-4 Phantom II aircraft from an alternative supplier(s) (which has been paid on March 3, 2025); (iii) the due date for payment associated with Phase 2 is amended to be within five days of Aerovision providing confirmation of shipping of the F-4 Phantom II aircraft to the Company from the point of origin; (iv) the due date for payment associated with Phase 3, if Starfighters International elected to proceed, is amended to be October 31, 2025; (v) the due date for payment associated with Phase 4, if Starfighters International elected to proceed, is amended to be January 31, 2026.

If all four phases of the Aircraft Agreement are completed, the total cost of the agreement will be $20,000,000. As of December 31, 2025, the Company has made deposits to Aerovision totaling $5,150,000 (December 31, 2024 - $150,000).